CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (USD $)	Ordinary Shares Par value $0.01 [Member]	Treasury Shares Par value $0.01 [Member]	Additional Paid-In Capital [Member]	Reserve [Member]	Retained (Deficit) Earnings [Member]	Accumulated Other Comprehensive Income [Member]	Noncontrolling Interest [Member]	Total
Beginning Balance at Dec. 31, 2011	$ 286,326	$ (695,514)	$ 101,261,307	$ 14,488,533	$ 95,600,619	$ 19,925,259	$ 21,673,156	$ 252,539,686
Beginning Balance (Shares) at Dec. 31, 2011	27,591,462	(360,627)
Purchase of treasury stock		(315,577)						(315,577)
Purchase of treasury stock (Shares)		(223,604)
Rounding impact of share changes due to one for two reverse stock split of common stock (shares)	377
Net income for the year					(89,630,508)		(992,050)	(90,622,558)
Foreign currency translation gain						1,885,805	242,965	2,128,770
Transfer to reserve				44,054	(44,054)
Capital injection by minority shareholders to Zhongtian							283,612	283,612
Changes in a Parents Ownership Interest in Zhongtian					(122,034)		122,034
Ending Balance at Dec. 31, 2012	286,326	(1,011,091)	101,261,307	14,532,587	5,804,023	21,811,064	21,329,717	164,013,933
Ending Balance (Shares) at Dec. 31, 2012	27,591,839	(584,231)
Purchase of treasury stock		(3,803,684)						(3,803,684)
Purchase of treasury stock (Shares)		(641,080)
Issuance of common stock to employees for cash	30,000		8,970,000					9,000,000
Issuance of common stock to employees for cash (shares)	3,000,000
Reclassification of ordinary shares to temporary equity	(7,250)		(2,167,750)					(2,175,000)
Stock-based compensation			6,900,000					6,900,000
Net income for the year					(119,236,823)		(2,969,204)	(122,206,027)
Foreign currency translation gain						3,259,162	675,957	3,935,119
Transfer to reserve				96,782	(96,782)
Capital injection by minority shareholders to Zhongtian								2,585,600
Changes in a Parents Ownership Interest in Zhongtian					211,410		(211,410)
Purchase of shares by iASPEC from minority shareholders in Zhongstian							(381,420)	(381,420)
Changes in Parent's Ownership Interests in Geo					(195,594)		195,594
Capital injections by minority shareholders to Geo			705,087				2,016,442	2,721,529
Ending Balance at Dec. 31, 2013	309,076	(4,814,775)	115,668,644	14,629,369	(113,513,766)	25,070,226	20,655,676	58,004,450
Ending Balance (Shares) at Dec. 31, 2013	30,591,839	(1,225,311)
Purchase of treasury stock		(486,316)						(486,316)
Purchase of treasury stock (Shares)		(76,368)
Issuance of common stock to employees for cash	9,208		3,673,820					3,683,028
Issuance of common stock to employees for cash (shares)	920,757
Reclassification of ordinary shares to temporary equity	2,500		747,500					750,000
Stock-based compensation			81,615					81,615
Issuance of ordinary shares to acquire additional ownership from minority shareholders in Geo and Zhongtian	4,395		1,753,618				(1,758,013)
Issuance of ordinary shares to acquire additional ownership from minority shareholders in Geo and Zhongtian (Shares)	439,503
Issuance of ordinary shares for consulting services	500		205,500					206,000
Issuance of ordinary shares for consulting services (Shares)	50,000
Cancellation of ordinary shares	(5,842)	1,011,091	(1,005,249)
Cancellation of ordinary shares (Shares)	(584,231)	584,231
Ordinary shares issued for acquisition of Biznest	15,434		5,736,601					5,752,035
Ordinary shares issued for acquisition of Biznest (Shares)	1,543,455
Net income for the year					(29,231,347)		(520,951)	(29,752,298)
Foreign currency translation gain						(314,769)	(58,271)	(373,040)
Transfer to reserve				126,577	(126,577)
Capital injection by minority shareholders to Zhongtian								0
Changes in a Parents Ownership Interest in Zhongtian					(34,253)		34,253
Purchase of shares by iASPEC from minority shareholders in Zhongstian							(649,967)	(649,967)
Changes in Parent's Ownership Interests in Geo					(4,533)		4,533
Purchase of shares by iASPEC from minority shareholders in GEO							(61,698)	(61,698)
Ending Balance at Dec. 31, 2014	$ 335,271	$ (4,290,000)	$ 126,862,049	$ 14,755,946	$ (142,910,476)	$ 24,755,457	$ 17,645,562	$ 37,153,809
Ending Balance (Shares) at Dec. 31, 2014	32,961,323	(717,448)